Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Deposits held	$ 102,800	$ 800,000
Amount guarantee	$ 3,167
Estimated useful lives	5 years	5 years
Allowance for expected credit losses	$ 492,269		$ 4,834
Number of operating segment	1